Annual Total Returns- Vanguard Short-Term Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Short-Term Bond Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.08%	0.20%	1.29%	0.95%	1.51%	1.20%	1.37%	4.88%	4.71%